Leases - Aggregate future minimum rental payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Aggregate future minimum rental payments under non cancelable agreement
2025	¥ 11,845
2026	7,066
2027	102
2028	63
2029	30
Total minimum lease payment	19,106
Less: imputed interest	(609)
Total lease liability balance	¥ 18,497	¥ 53,854